Consolidated Statements of Other Comprehensive Income - JPY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of comprehensive income [abstract]
Net profit	¥ 320,377	¥ 1,144,817	¥ 577,828
Items that may not be reclassified subsequently to profit or loss:
Net changes in financial assets measured at fair value through other comprehensive income ("FVTOCI")	(2,714)
Items that may be reclassified subsequently to profit or loss:
Exchange differences arising on translation of foreign operations	(18,906)	617	3,713
Fair value gain on available-for-sale investments	(2,714)	3,002	(1,950)
Other comprehensive (loss) income, net of tax	(21,620)	3,619	1,763
Total comprehensive income, net of tax	298,757	1,148,436	579,591
Total comprehensive income attributable to owners of the parent	¥ 298,757	¥ 1,148,436	¥ 579,591